Note 14 - Preferred Stock and Common Stock Warrants (Details) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended
	May 15, 2013	Jun. 13, 2012	Jan. 30, 2009	Dec. 31, 2013	May 08, 2013	Dec. 31, 2012	Sep. 30, 2012
Note 14 - Preferred Stock and Common Stock Warrants (Details) [Line Items]
Warrant Term			10 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			459,459			459,459
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)			5.55
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants			$ 17,000,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)			$ 1,000
Preferred Stock, Redemption Amount		5,000,000				5,000,000
Preferred Stock, Amount of Preferred Dividends in Arrears		19,444
Preferred Stock, Redemption Price Per Share (in Dollars per share)		$ 1,000
Treasury Stock, Value				61,225,185		61,369,344	12,000
Warrants and Rights Outstanding					2,003,250	1,377,811
Payments for Repurchase of Warrants	$ 2,003,250			$ 2,003,250
Series A Preferred Stock [Member]
Note 14 - Preferred Stock and Common Stock Warrants (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			17,000
First Five Years [Member]
Note 14 - Preferred Stock and Common Stock Warrants (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage			5.00%
After Five Years [Member]
Note 14 - Preferred Stock and Common Stock Warrants (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage			9.00%